Short-Term Operating Lease (Details) - Schedule of Supplemental Information Related to Leases - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Short-Term Operating Lease (Details) - Schedule of Supplemental Information Related to Leases [Line Items]
Operating lease costs	$ 89,623	$ 68,018	$ 377,594	$ 253,966	$ 136,064